FINANCE EXPENSE - NET (Tables)	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Schedule of finance expense - net

	2023	2022
Finance expense:
Long-term debt (other than lease liabilities)	$141.6	$104.1
Lease liabilities	18.3	16.0
Royalty obligations	10.9	11.9
Employee benefits obligations (Note 19)	3.3	5.3
Other	24.9	13.2
Borrowing costs capitalized	(7.9)	(7.1)
Finance expense	$191.1	143.4
Finance income:
Loans and investment in finance leases	$(10.3)	$(9.1)
Other	(3.1)	(3.7)
Finance income	$(13.4)	$(12.8)
Finance expense – net	$177.7	$130.6